Net Income (loss) Per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Basic net income (loss) per share:
Consolidated net income (loss)	$ 12,140	75,636	(6,950)	62,810
Less: Amounts allocated to preferred shares for participating rights to dividends				(12,987)
Net income (loss) attributable to shareholders	12,140	75,636	(6,950)	49,823
Weighted average ordinary shares outstanding - basic	104,115,531	104,115,531	103,584,016	68,124,712
Net income (loss) per share - basic (in RMB per share)	$ 0.12	0.73	(0.07)	0.73
Diluted net income (loss) per share:
Net income (loss) attributable to ordinary shareholders - basic, net	12,140	75,636	(6,950)	49,823
Net income (loss) attributable to ordinary shareholders - diluted		75,636	(6,950)	49,823
Weighted average ordinary shares outstanding - basic	104,115,531	104,115,531	103,584,016	68,124,712
Options (in shares)	924,879	924,879		2,379,082
Weighted average ordinary shares outstanding - diluted	105,040,410	105,040,410	103,584,016	70,503,794
Net income (loss) per share - diluted (in RMB per share)	$ 0.12	0.72	(0.07)	0.71